Summary of Significant Plan Provisions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Summary of Significant Plan Provisions

1. SUMMARY OF SIGNIFICANT PLAN PROVISIONS

The Core Laboratories Profit Sharing and Retirement Plan (the "Plan" or "Core Lab Plan") is sponsored by an entity (the "Company") wholly owned by Core Laboratories Inc. and was established, effective October 1, 1994. The following brief description of the Plan provides only general information. Participants should refer to the Summary Plan Description or Plan document for a more complete description of the Plan's provisions.

The Plan is a defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and the Internal Revenue Code (the "Code" or “IRC”).

Plan Amendments

The Plan, from time to time, makes amendments to incorporate changes in regulations and provide clarity to its provisions. The Plan was amended and restated for this purpose, and continues to make Plan amendments, as appropriate, and any significant revisions to Plan policy are contained herein.

Plan Administrator and Trustee

An administrative committee appointed by the Company is the Plan Administrator, as defined under ERISA. Fidelity Investments (the "Record-keeper") and Fidelity Management Trust Company (the "Trustee") have been contracted to serve as the record-keeper and the trustee of the Plan, respectively. The Trustee is the custodian of the investment funds, Wilcac Insurance Company ("Wilcac") is the custodian of the life insurance contract, and Fidelity Investments is the custodian of Core Laboratories Inc. Common Stock.

Eligibility

Substantially all of the Company's employees are eligible to participate in the Plan and qualify for the employer match contribution. Participation may commence upon the eligible employee's date of hire. Employees must satisfy a service requirement of 1,000 hours of service during a Plan year to receive any "non-elective" employer contributions. New hires who are eligible to participate in the Plan are automatically enrolled in the Plan and deemed to have elected a deferral rate of 2% of their pre-tax annual compensation effective from April 1, 2025.

Contributions

The Plan allows each participant to make pre-tax contributions or after-tax Roth contributions of up to 60% of his or her compensation, as defined by the Plan, up to the statutory limit of $23,500 for 2025. The Plan also allows participants who attained age 50 before the close of the Plan year to contribute an additional "catch-up" contribution, as permitted under the Code. The Company made discretionary matching contributions of 4% for each participant's compensation totaling $2,203,151, which was made during the year ended December 31, 2025. In addition, the Company may, in its discretion, make employer "non-elective" discretionary contribution for a Plan year with respect to each participant who has completed 1,000 hours of service (as defined by the Plan) and is employed by the Company on the last day of such Plan year. During the year ended December 31, 2025, no employer non-elective discretionary contribution was made.

Participant Accounts

Each participant's account is credited with the participant's contributions, the discretionary Company contribution, if any, Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances in accordance with the terms of the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account balance, as defined below.

Vesting

Participants are 100% vested in company matching contributions. Participants vest in Company "non-elective" contributions and the related investment earnings or losses at the rate of 20% for each completed year of service, as defined by the Plan. A participant becomes fully vested in Company contributions and related earnings/losses if such participant, while employed by the Company, becomes totally and permanently disabled, upon death, or attains either the early retirement age of 55 years with 10 years of service or the normal retirement age of 65, as defined by the Plan document.

Investment Program

Participants may direct the investment of their contributions, into any registered investment companies (mutual funds) offered by the Plan, collective trust funds and the Core Laboratories Inc. Common Stock. The Plan's life insurance contract was not available during the year ended December 31, 2025 as a participant investment option.

Contributions may be invested in one fund or divided among two or more funds. Participants may transfer some or all of the balances out of any fund into one or any combination of the other funds on a daily basis with some restrictions. For insiders, as defined by the U.S. Securities and Exchange Commission, transfers into or out of Core Laboratories Inc. Common Stock are limited to certain trading windows.

Administrative Expenses and Revenue Credit Account

The Plan is responsible for payment of the Record-keeper and Trustee expenses and fees; however, the Company may pay the Plan expenses directly. No material expenses were paid by the Company on behalf of the Plan during the year ended December 31, 2025. Transaction charges for maintaining an account, loan, and benefit payment transactions, are paid by the Plan by reducing the balances of those participants initiating the transactions.

On a quarterly basis, the Trustee allocates revenue-sharing credits that may be generated from certain Plan investment options, to the accounts of the Participants invested in such investment options. Unallocated revenue-sharing credits, if any, and the interest earned during the course of implementing investment option transactions under the Plan are deposited by the Trustee into a revenue credit account (RCA). The RCA can be used to pay Plan expenses or be distributed to eligible Participant accounts, not more frequently than quarterly. The amount allocated to individual participant's account for the year ended December 31, 2025 was $10,372.

Notes Receivable from Participants

The Plan permits eligible participants to borrow a minimum of $1,000 and up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balances in the Plan. Notes receivable bore interest ranging from 4.25% to 9.50% at December 31, 2025. Notes receivable are repaid through payroll deductions over a period not to exceed five years and are collateralized by the vested balance in the participant's account and are calculated on a fully amortized basis.

Payment of Benefits and Forfeitures

Upon termination of employment, death, disability, or retirement, a participant, or the participant's estate in the case of death, may elect to receive a distribution equal to the participant's vested interest in his or her Plan account balance. A participant may elect an in-kind distribution of the portion of his or her vested account balance that is invested in Core Laboratories Inc. Common Stock. The Plan, upon the participant’s termination, automatically distributes vested account balances less than $1,000 to the participant and automatically rolls over vested account balances between $1,000 and $7,000 into an individual retirement account.

A participant may make an in-service withdrawal from his or her vested account balance at age 59 1/2 or later. Subject to satisfying the applicable requirements of the Code, a participant may also make an in-service withdrawal from his or her pre-tax contributions in the event of financial hardships. A participant can withdraw his or her rollover contributions at any time.

Prior to age 59 1/2, a participant may elect an in-service distribution of an amount not exceeding the then value of the participant's vested interest, as defined by the Plan document, in the participant's employer contribution portion of their account, subject to the following limitations: (a) the participant must have been a participant in the Plan for at least five years; and (b) the amount available for such in-service distribution must be an eligible rollover distribution.

Upon a participant's termination of employment, any unvested Company contributions and the related investment earnings or losses will be forfeited. Subject to certain conditions, a participant who returns to employment within five years from his or her previous termination date is entitled to have his or her forfeited account balance restored.

Forfeitures, net of amounts restored, may be used to first pay Plan expenses, then to reduce future Company contributions under the Plan. Forfeitures of $6,594 and $6,148 were available to pay Plan expenses or to reduce future Company contributions, at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, no forfeitures were used to reduce Company contributions or pay Plan expenses.

Priorities Upon Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts and the net assets of the Plan will be allocated and distributed among the participants and beneficiaries of the Plan in accordance with ERISA and the terms of the Plan.